Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transaction Due to Related Party [Table Text Block]
	December 31,
	2016	2015
Loan - current	$2,304	$2,470

Schedule of Related Party Transactions [Table Text Block]
	For the year ended December 31,
	2016	2015	2014
Rent expenses to SinoBioway Biotech Group Co. Ltd. (“SinoBioway”).	$807	$852	$869